INCOME TAXES (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Income Taxes Details
Federal					$ 65,000	$ 0	$ (5,000)
State					2,000	2,000	2,000
Current income taxes on continuing operations					67,000	2,000	(3,000)
Federal					(680,000)	(1,331,000)	(1,995,000)
State					(659,000)	2,000	(185,000)
Deferred income taxes on continuing operations					(1,339,000)	(1,329,000)	(2,180,000)
Total (credit) provision for income taxes on continuing operations	$ 1,402,000	$ (192,000)	$ (402,000)	$ (709,000)	$ (1,272,000)	$ (1,327,000)	$ (2,183,000)